Trade and other receivables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Trade and other receivables
Note 17. Trade and other receivables

	As of December 31, 2023	As of December 31, 2022
Noncurrent
Other receivables:
Prepayments, tax receivables and other:
Receivables related to the transfer of conventional assets (1)	70,526	—
Midstream prepaid expenses (2)	34,660	—
Prepaid expenses and other receivables (3)	27,414	13,630
Value added tax (“VAT”)	462	940
Turnover tax	5	493

	133,067	15,063

	As of December 31, 2023	As of December 31, 2022
Financial assets:
Receivables from joint operations	2,936	—
Loans to employees	348	801

	3,284	801

Total noncurrent trade and other receivables	136,351	15,864

Current
Trade:
Oil and gas accounts receivable (net of allowance for expected credit losses)	59,787	38,978

	59,787	38,978

Other receivables:
Prepayments, tax credits and other:
Receivables related to the transfer of conventional assets (1)	86,043	—
VAT	19,713	22,939
Income tax	13,409	2,921
Prepaid expenses and other receivables	9,381	13,864
Turnover tax	385	634

	128,931	40,358

Financial assets:
Accounts receivable from third parties	7,804	2,172
Receivables from joint operations	6,581	3,854
Gas IV Plan (Note 2.5.3.1)	1,245	3,772
Advances to directors and loans to employees	557	444
Other	197	828

	16,384	11,070

Other receivables	145,315	51,428

Total current trade and other receivables	205,102	90,406

(1)	Related to the accounts receivable recognized as a result of the Transaction mentioned in Note 1.2.1.
(2)	Related to the Duplicar Plus Project implemented by Oleoductos del Valle S.A. (“Oldelval”) (Note 28.1 and 33)
(3)	As of December 31, 2023, includes 14,292 related to prepayment of leases.
Due to the short-term nature of current trade and other receivables,
t
h
e
carrying amount is considered similar to its fair value.
The fair values of noncurrent trade and other receivables do not differ significantly from its carrying amounts either.
As of December 31, 2023, in general accounts receivable has a
19-day
term for sales of crude oil and a
50-day
term for sales of natural gas and LPG.
The Company sets up a provision for trade receivables when there is information showing that the debtor is facing severe financial difficulties and that there is no realistic probability of recovery, for example, when the debtor goes into liquidation or files for bankruptcy proceedings. Trade receivables that are derecognized are not subject to compliance activities. The Company recognized an allowance for expected credit losses of 100% against all trade receivables that are 90 (ninety) days past due because based on its history these receivables are generally not recovered.
As of December 31, 2023 and 2022 the provision for expected credit losses was recorder for 52 and 231 respectively.

The changes in the allowance for expected credit losses of trade and other receivables are as follows:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	(231)	(406)
Allowances for expected credit losses (Note 7)	—	36
Foreign exchange differences	179	139

Amounts at end of year	(52)	(231)

As of the date of these consolidated financial statements, maximum exposure to credit risk is related to the carrying amount of each class of accounts receivable.